Document And Entity Information	Jun. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 13, 2023
Entity Registrant Name	Decibel Therapeutics, Inc.
Entity Central Index Key	0001656536
Entity Emerging Growth Company	true
Entity File Number	001-40030
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-4198709
Entity Address, Address Line One	1325 Boylston Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02215
City Area Code	(617)
Local Phone Number	370-8701
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	DBTX
Security Exchange Name	NASDAQ